Supplement dated March 22, 2019
to the
Prospectus and Summary Prospectus dated October 31, 2018
for the Vert Global Sustainable Real Estate Fund (the “Fund”),
a series of Manager Directed Portfolios

Effective February 28, 2019, Joseph H. Chi no longer serves as a portfolio manager of the Fund. Jed S. Fogdall, Senior Portfolio Manager, Vice President, and Chair of the Investment Committee of Dimensional Fund Advisors LP ("DFA" or the "Sub-Advisor") and Allen Pu, Senior Portfolio Manager and Vice President of DFA, will continue to manage the Fund along with Will Collins-Dean, Senior Portfolio Manager and Vice President of DFA.  Effective immediately, disclosures in the Prospectus and Summary Prospectus are hereby amended as described below.

The Prospectus and Summary Prospectus are hereby amended to remove all references to Mr. Chi.

The sub-section of the Prospectus entitled “Summary Section—Management—Portfolio Managers” and the “Management—Portfolio Managers” sub-section of the Summary Prospectus are revised as follows:

Portfolio Managers.   Jed S. Fogdall, Senior Portfolio Manager and Vice President of DFA and Allen Pu, Senior Portfolio Manager and Vice President of DFA, have managed the Fund since the Fund’s inception in October 2017. Will Collins-Dean, Senior Portfolio Manager and Vice President of DFA, has managed the Fund since March 2019.

The sub-section of the Prospectus entitled “Management of the Fund—Portfolio Managers” is revised to add the following disclosure for Mr. Collins-Dean:

Will Collins-Dean is a Senior Portfolio Manager and Vice President of the Sub-Advisor. Mr. Collins-Dean has an MBA from the University of Chicago, with honors, and with concentrations in analytic finance, economics, econometrics, and statistics. He earned a BS from Wake Forest University. Mr. Collins-Dean joined the Sub-Advisor in 2014 and has been a portfolio manager since 2016.

The sub-section entitled “Management of the Fund” is further revised to replace Mr. Fogdall’s disclosure with the following:

Jed S. Fogdall is a Senior Portfolio Manager, Vice President of the Sub-Advisor and the Chair of the Sub-Advisor’s Investment Committee. Mr. Fogdall has an MBA from the University of California, Los Angeles and a BS from Purdue University. Mr. Fogdall joined the Sub-Advisor as a portfolio manager in 2004.

***

The date of this Supplement is March 22, 2019.
Please retain this Supplement with your Prospectus for future reference.

Supplement dated March 22, 2019
to the
Statement of Additional Information dated October 31, 2018
for the Vert Global Sustainable Real Estate Fund (the “Fund”),
a series of Manager Directed Portfolios

Effective February 28, 2019, Joseph H. Chi no longer serves as a portfolio manager of the Fund. Jed S. Fogdall, Senior Portfolio Manager, Vice President, and Chair of the Investment Committee of Dimensional Fund Advisors LP (“DFA” or the “Sub-Advisor”) and Allen Pu, Senior Portfolio Manager and Vice President of DFA, will continue to manage the Fund along with Will Collins-Dean, Senior Portfolio Manager and Vice President of DFA.  Disclosures in the Statement of Additional Information (“SAI”) are hereby amended as described below.

The SAI is hereby amended to remove all references to Mr. Chi.

The table under the sub-section entitled “Portfolio Managers—Other Accounts Managed” is hereby amended and supplemented as follows:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance (in millions)

Will Collins-Dean*
Other Registered Investment Companies	3	$846	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	7	$2,693	0	$0

*Information for Mr. Collins‑Dean is provided as of February 28, 2019.
***

The date of this Supplement is March 22, 2019.
Please retain this Supplement with your Statement of Additional Information for future reference.